Related party transactions (Details) - Cespira - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Accounts receivable due from Cespira	$ 274	$ 4,973
Payables	78	1,137
Sales of goods, services, and other income
Related Party Transaction [Line Items]
Transaction amount	15,684	9,598
Inventory purchased, services and other expenses
Related Party Transaction [Line Items]
Transaction amount	$ 1,525	$ 1,320